Severance Indemnities And Pension Plans (Schedule Of Changes In Benefit Obligations And Plan Assets And Amount Recognized In The Balance Sheets) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 65,590		¥ 151,835
Accrued benefit cost	(141,904)		(76,121)
Domestic Subsidiaries, Non-Contributory Pension Benefits And SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,328,152		1,303,012
Service cost	33,605		34,320
Interest cost	24,394		25,608
Acquisitions / Divestitures	(268)		(577)
Amendments	(27,159)		8,242
Actuarial loss	86,204		26,935
Benefits paid	(63,968)		(52,583)
Lump-sum payment	(15,613)		(16,805)
Translation adjustments and other	18,586	[1]
Benefit obligation at end of fiscal year	1,383,933		1,328,152
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,348,510		1,436,335
Actual return (loss) on plan assets	(18,132)		(61,992)
Employer contributions	28,135		26,737
Acquisitions / Divestitures	(36)		13
Benefits paid	(63,968)		(52,583)
Translation adjustments and other	22,565	[1]
Fair value of plan assets at end of fiscal year	1,317,074		1,348,510
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	17,969		71,972
Accrued benefit cost	(84,828)		(51,614)
Net amount recognized	(66,859)		20,358
Domestic Subsidiaries, Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	381,457		367,501
Service cost	6,104		5,393
Interest cost	7,115		7,576
Plan participants' contributions	726		1,061
Actuarial loss	26,491		13,353
Benefits paid	(14,043)		(13,427)
Translation adjustments and other	(18,586)	[1]
Benefit obligation at end of fiscal year	389,264		381,457
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	451,373		474,487
Actual return (loss) on plan assets	1,574		(17,535)
Employer contributions	16,645		6,787
Plan participants' contributions	726		1,061
Benefits paid	(14,043)		(13,427)
Translation adjustments and other	(22,565)	[1]
Fair value of plan assets at end of fiscal year	433,710		451,373
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	44,446		69,916
Net amount recognized	44,446		69,916
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	195,080		193,008
Service cost	6,328		6,092	6,414
Interest cost	10,649		10,900	10,587
Plan participants' contributions	13		12
Acquisitions / Divestitures			19
Amendments	98		1
Actuarial loss	30,020		14,290
Benefits paid	(6,845)		(6,377)
Lump-sum payment	(754)		(194)
Translation adjustments and other	(9,228)		(22,671)
Benefit obligation at end of fiscal year	225,361		195,080	193,008
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	190,130		183,445
Actual return (loss) on plan assets	4,528		23,418
Employer contributions	2,835		11,728
Acquisitions / Divestitures			26
Plan participants' contributions	13		12
Benefits paid	(6,845)		(6,377)
Translation adjustments and other	(7,870)		(22,122)
Fair value of plan assets at end of fiscal year	182,791		190,130	183,445
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	3,175		9,947
Accrued benefit cost	(45,745)		(14,897)
Net amount recognized	(42,570)		(4,950)
Foreign Offices And Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	23,653		23,552
Service cost	968		909	872
Interest cost	1,192		1,335	1,226
Plan participants' contributions	420		439
Actuarial loss	958		1,944
Benefits paid	(1,655)		(1,714)
Lump-sum payment			(10)
Translation adjustments and other	(835)		(2,802)
Benefit obligation at end of fiscal year	24,701		23,653	23,552
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	14,043		14,240
Actual return (loss) on plan assets	78		1,679
Employer contributions	1,128		1,168
Plan participants' contributions	420		439
Benefits paid	(1,655)		(1,714)
Translation adjustments and other	(644)		(1,769)
Fair value of plan assets at end of fiscal year	13,370		14,043	14,240
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost	(11,331)		(9,610)
Net amount recognized	¥ (11,331)		¥ (9,610)

[1]	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.